Intangible Assets (Narrative) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
INTANGIBLE ASSETS [Abstract]
Amortization expense	$ 30,224	188,298	278,375	246,579